Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 785,000.00
Previously Paid Amount	0.00
Total Fee Amount	108.41
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 108.41
Narrative - Max Aggregate Offering Price	$ 785,000.00
Final Prospectus	true